Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events We evaluated subsequent events up until the time the financial statements were filed with the Securities and Exchange Commission (SEC).